Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

									Value of Initial Fixed $100 Investment Based On:			Company Selected Measure
Year (a)	Summary Compensation Table total for PEO (Mojdeh Poul) (b)	Summary Compensation Table total for PEO (Jan De Witte) (b)	Summary Compensation Table total for PEO (Peter J. Arduini) (b)	Compensation Actually Paid to PEO (Mojdeh Poul) (c)	Compensation Actually Paid to PEO (Jan De Witte) (c)	Compensation Actually Paid to PEO (Peter J. Arduini) (c)	Average Compensation Table Total for Non-PEO NEOs1 (d)	Average Compensation Actually Paid to Non-PEO NEOs2 (e)	Total Shareholder Return3 (f)	Peer Group Total Shareholder Return3 (g)	Net Income4 (millions) (h)	Revenue5 (millions) (i)
2025	$9,375,551	$282,680	n/a	$4,257,966	-$1,256,991	n/a	$2,283,587	$829,351	$19.13	$122.62	$(516.8)	$1,635.2
2024		$7,494,668	n/a		-$217,835	n/a	$2,798,038	$1,308,167	$38.92	$137.50	$(6.9)	$1,610.5
2023		$6,388,756	n/a		$3,054,450	n/a	$1,760,212	$1,195,328	$74.73	$137.80	$67.7	$1,542.6
2022		$9,319,913	n/a		$8,467,260	n/a	$2,971,115	$2,080,890	$96.21	$134.10	$180.6	$1,593.3
2021		$251,773	$9,839,221		$251,773	$12,933,775	$2,503,086	$3,093,831	$114.95	$145.30	$169.1	$1,542.4

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	The PEO and Non-PEO NEOs for the applicable years are as follows:
•2025: Ms. Poul and Mr. De Witte served as PEO and Ms. Knight and Messrs. Davis, McBreen and Singh served as Non-PEO NEOs
•2024: Mr. De Witte served as PEO and Ms. Knight and Messrs. Davis, McBreen and Singh served as Non-PEO NEOs
•2023: Mr. De Witte served as PEO and Mses. Knight and Anderson and Messrs. Davis, McBreen, Mosebrook and Schwartz served as Non-PEO NEOs
•2022: Mr. De Witte served as PEO and Ms. Anderson and Messrs. Davis, McBreen, Schwartz and Coleman served as Non-PEO NEOs
•2021: Mr. De Witte and Mr. Peter J. Arduini served as PEO and Ms. Anderson and Messrs. Davis, McBreen and Coleman served as Non-PEO NEOs

Peer Group Issuers, Footnote	Reflects cumulative total shareholder return (“TSR”) of the Company and of the S&P 500 Healthcare Equipment & Services Industry Index for the year ended December 31, 2021, the two-years ended December 31, 2022, the three years ended December 31, 2023, the four years ended December 31, 2024 and the five years ended December 31, 2025, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.
Adjustment To PEO Compensation, Footnote	The table below provides the adjustments to the Summary Compensation Table total compensation made to arrive at the compensation actually paid for the PEO and the average of the Non-PEO NEOs:

	2021		2022	2023	2024	2025
Adjustments	Former PEO (Jan De Witte)	Former PEO (Peter J. Arduini)	Former PEO (Jan De Witte)	Former PEO (Jan De Witte)	Former PEO (Jan De Witte)	Former PEO (Jan De Witte)	PEO (Mojdeh Poul)
Total Compensation reported in SCT	$251,773	$9,839,221	$9,319,913	$6,388,756	$7,494,668	$282,680	$9,375,551
Deduction for Stock and Options Awards reported in SCT		$(7,250,113)	$(7,500,107)	$(5,500,089)	$(6,000,057)	$—	$(7,469,879)
Deduction for Change in Pension Value and Nonqualified Deferred Compensation Earnings Value reported in SCT	$—	$—	$—	$—	$—	$—	$—
Increase by FV of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, Determined at Applicable FY End	$—	$5,560,371	$6,647,453	$3,775,014	$2,061,023	$—	$2,352,294
Increase by FV of Awards Granted during Applicable FY that Vested during Applicable FY, Determined at Vesting Date	$—	$2,862,580	$—	$34,449	$7,425	$—	$—
Increase or Decrease by Change in FV of Outstanding Unvested Prior FY Awards that Remain Unvested at Applicable FY End as Compared to FV as of Prior FY End	$—	$1,476,527	$—	$(1,412,612)	$(3,157,933)	$(1,480,679)	$—
Increase or Decrease by Change in FV of Prior FY Awards that Vested During the Applicable FY as of vesting date as compared to FV as of Prior FY End	$—	$445,188	$—	$(231,068)	$(622,961)	$(58,993)	$—
Deduction of FV of Prior FY Awards as of Prior FY End that were forfeited during Applicable FY (N/A)	$—	$—	$—	$—	$—	$—	$—
Increase by amount of dividends paid on unvested awards during applicable FY prior to vesting date (N/A)	$—	$—	$—	$—	$—	$—	$—
Increase by incremental fair value of Options/SARs modified during applicable FY (N/A)	$—	$—	$—	$—	$—	$—	$—
Increase by Change in Pension Service Costs (N/A)	$—	$—	$—	$—	$—	$—	$—
Increase by Above-Market or Preferential Earnings on Deferred Compensation that is Not Tax-Qualified	$—	$—	$—	$—	$—	$—	$—

	2021	2022	2023	2024	2025
Adjustments	Average for Other NEOs	Average for Other NEOs	Average for Other NEOs	Average for Other NEOs	Average for Other NEOs
Total Compensation reported in SCT	$2,503,086	$2,971,115	$1,760,212	$2,798,038	$2,283,587
Deduction for Stock and Options Awards reported in SCT	$(1,477,260)	$(1,859,455)	$(1,188,985)	$(1,789,031)	$(1,467,437)
Deduction for Change in Pension Value and Nonqualified Deferred Compensation Earnings Value reported in SCT	$—	$—		$—	$—
Increase by FV of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, Determined at Applicable FY End	$1,725,068	$1,402,280	$944,464	$988,278	$642,724
Increase by FV of Awards Granted during Applicable FY that Vested during Applicable FY, Determined at Vesting Date	$—	$106,875	$—	$—	$—
Increase or Decrease by Change in FV of Outstanding Unvested Prior FY Awards that Remain Unvested at Applicable FY End as Compared to FV as of Prior FY End	$279,824	$(288,653)	$(285,475)	$(563,684)	$(593,733)
Increase or Decrease by Change in FV of Prior FY Awards that Vested During the Applicable FY as of vesting date as compared to FV as of Prior FY End	$63,113	$(251,272)	$(34,887)	$(125,434)	$(35,790)
Deduction of FV of Prior FY Awards as of Prior FY End that were forfeited during Applicable FY (N/A)	$—	$—	$—	$—	$—
Increase by amount of dividends paid on unvested awards during applicable FY prior to vesting date (N/A)	$—	$—	$—	$—	$—
Increase by incremental fair value of Options/SARs modified during applicable FY (N/A)	$—	$—	$—	$—	$—
Increase by Change in Pension Service Costs (N/A)	$—	$—	$—	$—	$—
Increase by Above-Market or Preferential Earnings on Deferred Compensation that is Not Tax-Qualified	$—	$—	$—	$—	$—

Non-PEO NEO Average Total Compensation Amount	$ 2,283,587	$ 2,798,038	$ 1,760,212	$ 2,971,115	$ 2,503,086
Non-PEO NEO Average Compensation Actually Paid Amount	$ 829,351	1,308,167	1,195,328	2,080,890	3,093,831
Adjustment to Non-PEO NEO Compensation Footnote	The table below provides the adjustments to the Summary Compensation Table total compensation made to arrive at the compensation actually paid for the PEO and the average of the Non-PEO NEOs:

	2021		2022	2023	2024	2025
Adjustments	Former PEO (Jan De Witte)	Former PEO (Peter J. Arduini)	Former PEO (Jan De Witte)	Former PEO (Jan De Witte)	Former PEO (Jan De Witte)	Former PEO (Jan De Witte)	PEO (Mojdeh Poul)
Total Compensation reported in SCT	$251,773	$9,839,221	$9,319,913	$6,388,756	$7,494,668	$282,680	$9,375,551
Deduction for Stock and Options Awards reported in SCT		$(7,250,113)	$(7,500,107)	$(5,500,089)	$(6,000,057)	$—	$(7,469,879)
Deduction for Change in Pension Value and Nonqualified Deferred Compensation Earnings Value reported in SCT	$—	$—	$—	$—	$—	$—	$—
Increase by FV of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, Determined at Applicable FY End	$—	$5,560,371	$6,647,453	$3,775,014	$2,061,023	$—	$2,352,294
Increase by FV of Awards Granted during Applicable FY that Vested during Applicable FY, Determined at Vesting Date	$—	$2,862,580	$—	$34,449	$7,425	$—	$—
Increase or Decrease by Change in FV of Outstanding Unvested Prior FY Awards that Remain Unvested at Applicable FY End as Compared to FV as of Prior FY End	$—	$1,476,527	$—	$(1,412,612)	$(3,157,933)	$(1,480,679)	$—
Increase or Decrease by Change in FV of Prior FY Awards that Vested During the Applicable FY as of vesting date as compared to FV as of Prior FY End	$—	$445,188	$—	$(231,068)	$(622,961)	$(58,993)	$—
Deduction of FV of Prior FY Awards as of Prior FY End that were forfeited during Applicable FY (N/A)	$—	$—	$—	$—	$—	$—	$—
Increase by amount of dividends paid on unvested awards during applicable FY prior to vesting date (N/A)	$—	$—	$—	$—	$—	$—	$—
Increase by incremental fair value of Options/SARs modified during applicable FY (N/A)	$—	$—	$—	$—	$—	$—	$—
Increase by Change in Pension Service Costs (N/A)	$—	$—	$—	$—	$—	$—	$—
Increase by Above-Market or Preferential Earnings on Deferred Compensation that is Not Tax-Qualified	$—	$—	$—	$—	$—	$—	$—

	2021	2022	2023	2024	2025
Adjustments	Average for Other NEOs	Average for Other NEOs	Average for Other NEOs	Average for Other NEOs	Average for Other NEOs
Total Compensation reported in SCT	$2,503,086	$2,971,115	$1,760,212	$2,798,038	$2,283,587
Deduction for Stock and Options Awards reported in SCT	$(1,477,260)	$(1,859,455)	$(1,188,985)	$(1,789,031)	$(1,467,437)
Deduction for Change in Pension Value and Nonqualified Deferred Compensation Earnings Value reported in SCT	$—	$—		$—	$—
Increase by FV of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, Determined at Applicable FY End	$1,725,068	$1,402,280	$944,464	$988,278	$642,724
Increase by FV of Awards Granted during Applicable FY that Vested during Applicable FY, Determined at Vesting Date	$—	$106,875	$—	$—	$—
Increase or Decrease by Change in FV of Outstanding Unvested Prior FY Awards that Remain Unvested at Applicable FY End as Compared to FV as of Prior FY End	$279,824	$(288,653)	$(285,475)	$(563,684)	$(593,733)
Increase or Decrease by Change in FV of Prior FY Awards that Vested During the Applicable FY as of vesting date as compared to FV as of Prior FY End	$63,113	$(251,272)	$(34,887)	$(125,434)	$(35,790)
Deduction of FV of Prior FY Awards as of Prior FY End that were forfeited during Applicable FY (N/A)	$—	$—	$—	$—	$—
Increase by amount of dividends paid on unvested awards during applicable FY prior to vesting date (N/A)	$—	$—	$—	$—	$—
Increase by incremental fair value of Options/SARs modified during applicable FY (N/A)	$—	$—	$—	$—	$—
Increase by Change in Pension Service Costs (N/A)	$—	$—	$—	$—	$—
Increase by Above-Market or Preferential Earnings on Deferred Compensation that is Not Tax-Qualified	$—	$—	$—	$—	$—

Compensation Actually Paid vs. Total Shareholder Return	PEO and Average Non-PEO NEO Compensation Actually Paid vs Company TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income	PEO and Average Non-PEO NEO Compensation Actually Paid vs GAAP Net Income
Compensation Actually Paid vs. Company Selected Measure	PEO and Average Non-PEO NEO Compensation Actually Paid vs Company Selected Measure
Total Shareholder Return Vs Peer Group	PEO and Average Non-PEO NEO Compensation Actually Paid vs Company TSR and Peer Group TSR
Tabular List, Table

Important Financial Performance Measures

Revenue
Adjusted EBITDA
Operating Cash Flow
Annual Organic Revenue Growth

Total Shareholder Return Amount	$ 19.13	38.92	74.73	96.21	114.95
Peer Group Total Shareholder Return Amount	122.62	137.50	137.80	134.10	145.30
Net Income (Loss)	$ (516,800,000)	$ (6,900,000)	$ 67,700,000	$ 180,600,000	$ 169,100,000
Company Selected Measure Amount	1,635,200,000	1,610,500,000	1,542,600,000	1,593,300,000	1,542,400,000
PEO Name		Mr. De Witte	Mr. De Witte	Mr. De Witte	Mr. De Witte
Additional 402(v) Disclosure	This column presents the Company's consolidated net income as reported in our Form 10-K for each covered year.We determined Revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022, 2023, 2024, and 2025. This performance measure may not have been the most important financial performance measure for year 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years. Revenue for annual bonus pool purposes is defined as reported revenue adjusted for foreign exchange impact against budget and may exclude or include certain transactions depending on their timing, such as acquisitions or divestitures, if these items were not included in the performance target. See "Appendix A - Reconciliation of Annual Cash Bonus Program Performance Metrics".
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Annual Organic Revenue Growth
Mojdeh Poul [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,375,551
PEO Actually Paid Compensation Amount	$ 4,257,966
PEO Name	Ms. Poul
Jan De Witte [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 282,680	$ 7,494,668	$ 6,388,756	$ 9,319,913	$ 251,773
PEO Actually Paid Compensation Amount	$ (1,256,991)	(217,835)	3,054,450	8,467,260	251,773
PEO Name	Mr. De Witte
Peter J. Arduini [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					9,839,221
PEO Actually Paid Compensation Amount					12,933,775
PEO | Mojdeh Poul [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Mojdeh Poul [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mojdeh Poul [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,469,879)
PEO | Mojdeh Poul [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,352,294
PEO | Mojdeh Poul [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mojdeh Poul [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mojdeh Poul [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mojdeh Poul [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mojdeh Poul [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mojdeh Poul [Member] | Options/SARs Modified During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mojdeh Poul [Member] | Deferred Compensation Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jan De Witte [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Jan De Witte [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Jan De Witte [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(6,000,057)	(5,500,089)	(7,500,107)
PEO | Jan De Witte [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	2,061,023	3,775,014	6,647,453	0
PEO | Jan De Witte [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,480,679)	(3,157,933)	(1,412,612)	0	0
PEO | Jan De Witte [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	7,425	34,449	0	0
PEO | Jan De Witte [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(58,993)	(622,961)	(231,068)	0	0
PEO | Jan De Witte [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Jan De Witte [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Jan De Witte [Member] | Options/SARs Modified During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Jan De Witte [Member] | Deferred Compensation Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Peter J. Arduini [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Peter J. Arduini [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Peter J. Arduini [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(7,250,113)
PEO | Peter J. Arduini [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					5,560,371
PEO | Peter J. Arduini [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,476,527
PEO | Peter J. Arduini [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					2,862,580
PEO | Peter J. Arduini [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					445,188
PEO | Peter J. Arduini [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Peter J. Arduini [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Peter J. Arduini [Member] | Options/SARs Modified During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Peter J. Arduini [Member] | Deferred Compensation Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,467,437)	(1,789,031)	(1,188,985)	(1,859,455)	(1,477,260)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	642,724	988,278	944,464	1,402,280	1,725,068
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(593,733)	(563,684)	(285,475)	(288,653)	279,824
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	106,875	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(35,790)	(125,434)	(34,887)	(251,272)	63,113
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Options/SARs Modified During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Deferred Compensation Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0